UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001
                                                     ---------

                    Oppenheimer Main Street Opportunity Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.6%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.5%
-----------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
American Axle & Manufacturing Holdings, Inc.                                                            117,300    $     3,221,058
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                                                137,650          3,066,842
-----------------------------------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1                                                                                  61,100          2,418,338
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1                                                                       46,900          1,414,035
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corp. 1                                                                                             44,630          1,585,704
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1                                                                                         101,200          3,097,732
                                                                                                                   ----------------
                                                                                                                        14,803,709
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group, Inc., Cl. A 1                                                                              25,100          1,989,426
-----------------------------------------------------------------------------------------------------------------------------------
Capella Education Co. 1                                                                                  13,100            812,200
-----------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc. 1                                                                                         47,410          1,633,275
-----------------------------------------------------------------------------------------------------------------------------------
DeVry, Inc.                                                                                               7,600            415,644
-----------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                                         11,400          1,449,966
-----------------------------------------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A                                                                       2,600            118,482
                                                                                                                   ----------------
                                                                                                                         6,418,993
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.1%
Applebee's International, Inc.                                                                           16,000            405,440
-----------------------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                                                    62,560          1,762,941
-----------------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                                          4,000            159,600
-----------------------------------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. B 1                                                                    15,505          1,912,077
-----------------------------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                                                     40,100            619,144
-----------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                                   2,400             75,288
-----------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                                                                  43,800          1,437,954
                                                                                                                   ----------------
                                                                                                                         6,372,444
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
American Greetings Corp., Cl. A                                                                         117,870          3,104,696
-----------------------------------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                                                     15,410          1,385,513
-----------------------------------------------------------------------------------------------------------------------------------
Blyth, Inc.                                                                                              47,800            912,502
-----------------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                             40,800          1,022,448
-----------------------------------------------------------------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                                                                          142,300          1,687,678
-----------------------------------------------------------------------------------------------------------------------------------
KB Home 2                                                                                               131,460          3,633,554
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                                      67,400          1,540,090
-----------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc. 1,2                                                                              13,706          1,169,670
-----------------------------------------------------------------------------------------------------------------------------------
NVR, Inc. 1,2                                                                                             2,210          1,051,408
-----------------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                                      18,200          1,047,410
-----------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                                                                       62,000          2,232,000
-----------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                                                                    50,800          1,163,828
-----------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                                 102,600          3,703,860
                                                                                                                   ----------------
                                                                                                                        23,654,657
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc. 1                                                                                      157,000         13,996,550
-----------------------------------------------------------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                                                                      34,760          2,747,430
-----------------------------------------------------------------------------------------------------------------------------------
Expedia, Inc. 1                                                                                          37,400          1,221,484
-----------------------------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL CONTINUED
NetFlix.com, Inc. 1,2                                                                                    71,707    $     1,898,084
                                                                                                                   ----------------
                                                                                                                        19,863,548
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                                                                         162,900          3,634,299
-----------------------------------------------------------------------------------------------------------------------------------
Callaway Golf Co.                                                                                       182,700          3,164,364
-----------------------------------------------------------------------------------------------------------------------------------
Polaris Industries, Inc. 2                                                                               72,550          3,568,009
                                                                                                                   ----------------
                                                                                                                        10,366,672
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--4.0%
CBS Corp., Cl. B                                                                                        105,800          3,036,460
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Cl. A 1,2                                                               1,052,100          2,177,847
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                                      633,600         23,931,072
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                                                                  404,700          8,518,935
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                                                                  146,300          7,162,848
-----------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                                                      242,240          2,204,384
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                                                     62,600          1,768,450
-----------------------------------------------------------------------------------------------------------------------------------
Global Sources Ltd. 1                                                                                    41,530          1,345,987
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                                                         62,300          2,445,275
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                                                          13,400          1,674,732
-----------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1                                                                            124,800          3,087,552
-----------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                                 100,500          2,177,835
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                                       3,900            198,822
-----------------------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                                                       76,400          3,023,912
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                                                                   199,944          2,407,326
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                     3,091,600         56,452,616
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                              36,372          1,100,617
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                                                   340,264         14,049,501
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                                 1,207,100         41,801,873
-----------------------------------------------------------------------------------------------------------------------------------
Warner Music Group Corp. 2                                                                               81,660            831,299
                                                                                                                   ----------------
                                                                                                                       179,397,343
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Big Lots, Inc. 1                                                                                         56,700          1,359,666
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                               48,600          1,861,380
-----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                               73,430          1,861,451
-----------------------------------------------------------------------------------------------------------------------------------
Macy's, Inc.                                                                                            431,500         13,820,945
-----------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                                                                                122,000         16,444,380
                                                                                                                   ----------------
                                                                                                                        35,347,822
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.5%
Abercrombie & Fitch Co., Cl. A                                                                           17,310          1,370,952
-----------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                                                     156,450          3,582,705
-----------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                                       62,700          1,109,163
-----------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                                                         14,920          1,856,197
-----------------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                                                     91,950          3,552,948
-----------------------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 1,2                                                                            516,800          2,718,368
-----------------------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                                    132,500          2,703,000
-----------------------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                                                       61,340          2,643,754
-----------------------------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                                                      65,600    $       861,984
-----------------------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                                                                161,400          2,645,346
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                      1,104,800         34,812,248
-----------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                                              36,500          1,542,490
-----------------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                                     40,600            761,656
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                                                    64,611          1,080,296
-----------------------------------------------------------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack 2                                                                              4,400             64,724
-----------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp. 2                                                                                       85,730          1,767,753
-----------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1                                                                            89,000            823,250
-----------------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                                                                    17,400            255,954
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                                     69,700          2,016,421
                                                                                                                   ----------------
                                                                                                                        66,169,209
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Deckers Outdoor Corp. 1                                                                                  28,040          3,919,712
-----------------------------------------------------------------------------------------------------------------------------------
Fossil, Inc. 1                                                                                           38,320          1,439,299
-----------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                                        63,400          4,200,884
-----------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                                                                           17,200          1,183,360
-----------------------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                                              85,450          3,476,961
-----------------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                                              102,477          2,627,510
                                                                                                                   ----------------
                                                                                                                        16,847,726
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.3%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.7%
Coca-Cola Co. (The)                                                                                     311,000         19,207,360
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                           162,600         11,986,872
                                                                                                                   ----------------
                                                                                                                        31,194,232
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
BJ's Wholesale Club, Inc. 1                                                                             106,560          3,823,373
-----------------------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc.                                                                             51,100          1,456,350
-----------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                                   70,700          4,755,282
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                                52,700          2,201,279
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                                                                        490,000         14,401,100
-----------------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1                                                                              2,000             53,980
-----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                                           194,800          6,623,200
                                                                                                                   ----------------
                                                                                                                        33,314,564
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
Flowers Foods, Inc.                                                                                     151,990          3,334,661
-----------------------------------------------------------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc.                                                                             5,900            214,052
-----------------------------------------------------------------------------------------------------------------------------------
Seaboard Corp.                                                                                              100            163,200
                                                                                                                   ----------------
                                                                                                                         3,711,913
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Procter & Gamble Co. (The)                                                                              667,667         46,416,210
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
NBTY, Inc. 1                                                                                             28,500          1,014,600
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                                                                      963,600         70,275,348
-----------------------------------------------------------------------------------------------------------------------------------
Universal Corp.                                                                                          58,100          2,831,794
-----------------------------------------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
UST, Inc. 2                                                                                              34,600    $     1,844,872
-----------------------------------------------------------------------------------------------------------------------------------
Vector Group Ltd.                                                                                        77,302          1,691,368
                                                                                                                   ----------------
                                                                                                                        76,643,382
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--10.0%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Dresser-Rand Group, Inc. 1                                                                               30,100          1,164,870
-----------------------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                                                                 62,600          1,541,212
-----------------------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                                                                       394,090          2,218,727
-----------------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1                                                                                47,590          2,216,742
-----------------------------------------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1                                                                               50,920          2,714,545
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                       502,300         48,507,111
-----------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                                                                                  23,150          2,121,698
-----------------------------------------------------------------------------------------------------------------------------------
Willbros Group, Inc. 1,2                                                                                 80,200          3,069,254
                                                                                                                   ----------------
                                                                                                                        63,554,159
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--8.6%
Alpha Natural Resources, Inc. 1                                                                         136,670          3,750,225
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                           955,871         87,471,755
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                          588,243         49,977,125
-----------------------------------------------------------------------------------------------------------------------------------
Enbridge Energy Management LLC 1                                                                              1                 13
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                     1,968,700        181,100,713
-----------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                           83,200          3,554,304
-----------------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                              12,800            803,840
-----------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                      108,100          6,391,953
-----------------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc. 1                                                                                   43,919          1,097,975
-----------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.                                                                                       153,800          4,872,384
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                              153,400         10,592,270
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 2                                                                       27,700          2,060,880
-----------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1                                                                                     69,800          3,111,684
-----------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                             45,640          2,762,589
-----------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                                     226,900            367,498
-----------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,3                                                                                   258,700            419,003
-----------------------------------------------------------------------------------------------------------------------------------
USEC, Inc. 1,2                                                                                          274,000          2,411,200
-----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                     302,700         21,319,161
                                                                                                                   ----------------
                                                                                                                       382,064,572
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--21.9%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.7%
Ameriprise Financial, Inc.                                                                              175,940         11,080,701
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                                            40,300          4,578,080
-----------------------------------------------------------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A                                                                             25,256          1,563,599
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                         364,100         90,267,672
-----------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                                74,970          2,587,215
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                          127,500          8,075,850
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                               935,100         61,735,302
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                        1,068,200         71,847,132
-----------------------------------------------------------------------------------------------------------------------------------
optionsXpress Holdings, Inc.                                                                             69,000          2,053,440
-----------------------------------------------------------------------------------------------------------------------------------


                  4 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
W.P. Carey & Co. LLC                                                                                     10,000    $       349,500
                                                                                                                   ----------------
                                                                                                                       254,138,491
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.9%
National City Corp. 2                                                                                    21,334            517,350
-----------------------------------------------------------------------------------------------------------------------------------
Park National Corp. 2                                                                                     3,700            293,262
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                            571,000         18,934,360
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                        1,458,462         66,695,467
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                     1,277,900         43,461,379
                                                                                                                   ----------------
                                                                                                                       129,901,818
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
Advanta Corp., Cl. B                                                                                     39,320            621,256
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                     46,000          2,803,700
-----------------------------------------------------------------------------------------------------------------------------------
Discover Financial Services                                                                             183,900          3,549,270
                                                                                                                   ----------------
                                                                                                                         6,974,226
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.7%
Bank of America Corp.                                                                                 2,371,641        114,502,828
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                          46,100          1,624,564
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                       2,893,200        121,225,080
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                  2,214,852        104,098,044
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 2                                                                    26,200          1,181,882
                                                                                                                   ----------------
                                                                                                                       342,632,398
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.5%
Allstate Corp.                                                                                          211,500         11,082,600
-----------------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                              20,600            758,698
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                    1,360,100         85,849,512
-----------------------------------------------------------------------------------------------------------------------------------
AmTrust Financial Services, Inc.                                                                         68,500            955,575
-----------------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                                                                               164,000          7,432,480
-----------------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                                           43,800          2,559,672
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                             324,700         17,322,745
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                                                      45,280          1,754,600
-----------------------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                                                                         21,800            882,464
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                                               66,900          1,029,591
-----------------------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                               31,230            940,023
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                         633,500         17,294,550
-----------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                                             25,930            775,048
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                                   43,000          2,681,910
-----------------------------------------------------------------------------------------------------------------------------------
Max Capital Group Ltd.                                                                                   58,900          1,666,281
-----------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc. 2                                                                                             39,440          1,697,498
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                           233,300         16,062,705
-----------------------------------------------------------------------------------------------------------------------------------
Midland Co. (The)                                                                                        15,600            992,472
-----------------------------------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1                                                                           12,000            723,600
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                                 32,100            442,338
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                                      17,200            619,200
-----------------------------------------------------------------------------------------------------------------------------------
RLI Corp.                                                                                                44,530          2,590,310
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                             38,620          2,236,098
-----------------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                                           15,100            832,463
-----------------------------------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                                                           5,200            338,832
-----------------------------------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                                              6,300            469,539
-----------------------------------------------------------------------------------------------------------------------------------


                  5 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                                                              375,300    $    19,594,413
-----------------------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                                                    5,900            130,095
-----------------------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                                               24,800            794,592
-----------------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                                                     15,700            380,882
                                                                                                                   ----------------
                                                                                                                       200,890,786
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Downey Financial Corp. 2                                                                                 49,730          2,025,503
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                              410,900         23,437,736
-----------------------------------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                                                      74,000            976,800
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp. 2                                                                                   9,500            183,920
-----------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                                                                  59,900            960,197
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc. 2                                                                                     24,100            303,419
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                                 490,100         13,663,988
                                                                                                                   ----------------
                                                                                                                        41,551,563
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--9.6%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
Amgen, Inc. 1                                                                                           361,600         21,012,576
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                                                                     282,000         20,992,080
-----------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1                                                                          131,240          3,071,016
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                                       116,300          8,621,319
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. 1                                                                              97,900          4,069,703
                                                                                                                   ----------------
                                                                                                                        57,766,694
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Analogic Corp.                                                                                           37,700          2,154,555
-----------------------------------------------------------------------------------------------------------------------------------
ArthroCare Corp. 1                                                                                       25,400          1,646,936
-----------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                              101,800          6,109,018
-----------------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                                                                              28,100          2,161,733
-----------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                                                6,600          2,157,342
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                                                                 19,230          1,155,723
-----------------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                                                86,700          2,868,903
-----------------------------------------------------------------------------------------------------------------------------------
Steris Corp.                                                                                             57,000          1,655,280
                                                                                                                   ----------------
                                                                                                                        19,909,490
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
Aetna, Inc.                                                                                             418,300         23,495,911
-----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                                                       99,800          3,493,000
-----------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                                  42,700          2,011,597
-----------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1,2                                                                        118,750          2,870,188
-----------------------------------------------------------------------------------------------------------------------------------
Centene Corp. 1                                                                                         105,400          2,458,982
-----------------------------------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                                             51,150          2,931,918
-----------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                             33,500          2,020,385
-----------------------------------------------------------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1                                                                   63,900          1,940,643
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                                 206,900         13,055,390
-----------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                                       33,500          1,795,935
-----------------------------------------------------------------------------------------------------------------------------------
Healthspring, Inc. 1                                                                                    138,460          2,907,660
-----------------------------------------------------------------------------------------------------------------------------------


                  6 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                           39,800    $     2,983,010
-----------------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1,2                                                                               38,530          1,339,688
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                          163,900         10,833,790
-----------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                                                          214,100         20,206,758
-----------------------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1                                                                                66,474          2,533,324
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                                                955,400          3,353,454
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                                918,250         45,131,988
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                                       535,390         42,418,950
                                                                                                                   ----------------
                                                                                                                       187,782,571
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.1%
Eclipsys Corp. 1                                                                                          2,000             45,120
-----------------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1                                                                                         81,000          2,138,400
                                                                                                                   ----------------
                                                                                                                         2,183,520
-----------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Dionex Corp. 1                                                                                           38,800          3,414,400
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp. 1                                                                                       26,000          2,362,620
-----------------------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1                                                                            64,800          2,980,800
-----------------------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                                           53,000          3,916,170
                                                                                                                   ----------------
                                                                                                                        12,673,990
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.3%
Endo Pharmaceuticals Holdings, Inc. 1                                                                    23,860            699,098
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                                             271,700         10,615,319
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                     1,059,500         69,047,615
-----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                                            140,400          1,488,240
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                                                   112,750          3,347,548
-----------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                                                                      129,400          4,215,852
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                          1,387,700         34,151,297
-----------------------------------------------------------------------------------------------------------------------------------
Sciele Pharma, Inc. 1                                                                                    99,560          2,532,806
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc. 1                                                                                         53,740          1,480,000
-----------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc. 1                                                           132,530          1,928,312
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                   312,100         15,177,423
-----------------------------------------------------------------------------------------------------------------------------------
Xenoport, Inc. 1                                                                                         41,300          2,027,004
                                                                                                                   ----------------
                                                                                                                       146,710,514
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--10.1%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.3%
Boeing Co.                                                                                              604,100         59,558,219
-----------------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc. 1                                                                                         49,750          3,403,398
-----------------------------------------------------------------------------------------------------------------------------------
Cubic Corp.                                                                                              40,700          1,831,500
-----------------------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                                                                     74,120          4,172,215
-----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                                                   65,300          3,750,832
-----------------------------------------------------------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1                                                                    106,460          2,410,254
-----------------------------------------------------------------------------------------------------------------------------------
HEICO Corp. 2                                                                                            16,460            896,082
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                           418,000         25,251,380
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                                       105,500         11,567,020
-----------------------------------------------------------------------------------------------------------------------------------


                  7 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                    54,900    $     6,041,196
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                  123,700         10,343,794
-----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                            294,000         18,701,340
                                                                                                                   ----------------
                                                                                                                       147,927,230
-----------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
Atlas Air Worldwide Holdings, Inc. 1                                                                     14,200            831,978
-----------------------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                                                 40,401          1,024,973
                                                                                                                   ----------------
                                                                                                                         1,856,951
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.2%
AMR Corp. 1,2                                                                                            73,300          1,759,200
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                                                                      45,700          1,569,795
-----------------------------------------------------------------------------------------------------------------------------------
Copa Holdings SA, Cl. A                                                                                  20,620            779,642
-----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc. 1                                                                                  14,400            299,520
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp. 1                                                                               57,985          1,075,622
-----------------------------------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                                                                        36,500            777,085
-----------------------------------------------------------------------------------------------------------------------------------
UAL Corp. 1,2                                                                                            27,300          1,307,670
-----------------------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1                                                                                 54,900          1,518,534
                                                                                                                   ----------------
                                                                                                                         9,087,068
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Ameron International Corp.                                                                                5,100            550,137
-----------------------------------------------------------------------------------------------------------------------------------
Goodman Global, Inc. 1,2                                                                                 79,400          1,957,210
-----------------------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                               81,000          2,891,700
-----------------------------------------------------------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc. 2                                                                        46,100          1,382,539
-----------------------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                                            41,300          1,641,675
                                                                                                                   ----------------
                                                                                                                         8,423,261
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
ABM Industries, Inc.                                                                                      9,900            232,848
-----------------------------------------------------------------------------------------------------------------------------------
Administaff, Inc.                                                                                        69,770          2,782,428
-----------------------------------------------------------------------------------------------------------------------------------
Advisory Board Co. (The) 1                                                                               20,100          1,290,621
-----------------------------------------------------------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                                                                      25,291            994,442
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                                                                       6,900            491,625
-----------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                             91,160          3,677,394
-----------------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc.                                                                 18,600            803,892
-----------------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                              81,150          1,071,180
-----------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A                                                                                   88,700          1,696,831
-----------------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                             148,840          2,826,472
-----------------------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1                                                                               47,700            913,932
-----------------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                                                     140,950          2,477,901
-----------------------------------------------------------------------------------------------------------------------------------
Layne Christensen Co. 1                                                                                  30,700          1,748,058
-----------------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                                    12,800            348,416
-----------------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc.                                                                               63,340          1,442,252
-----------------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                                          39,800          1,197,582
-----------------------------------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                                            24,387            740,633
-----------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                                                   75,500          1,349,185
-----------------------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                                                                               112,500          2,804,625
-----------------------------------------------------------------------------------------------------------------------------------


                  8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                                 3,600    $       208,476
-----------------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                                               110,317          3,729,818
                                                                                                                   ----------------
                                                                                                                        32,828,611
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
EMCOR Group, Inc. 1                                                                                     113,400          3,904,362
-----------------------------------------------------------------------------------------------------------------------------------
Perini Corp. 1                                                                                           56,390          3,233,967
                                                                                                                   ----------------
                                                                                                                         7,138,329
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Acuity Brands, Inc.                                                                                      79,000          3,776,200
-----------------------------------------------------------------------------------------------------------------------------------
EnerSys, Inc. 1                                                                                          13,000            235,560
-----------------------------------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                                                              14,000            911,400
-----------------------------------------------------------------------------------------------------------------------------------
GrafTech International Ltd. 1                                                                           187,740          3,548,286
-----------------------------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                                                       36,522          1,791,039
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                                28,900          1,990,632
-----------------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                                   36,000          2,016,360
-----------------------------------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                                                    53,050          3,554,350
                                                                                                                   ----------------
                                                                                                                        17,823,827
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.7%
3M Co.                                                                                                  221,700         19,146,012
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                  3,115,700        128,242,212
-----------------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                                           25,600          1,874,176
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                                 414,000         17,044,380
                                                                                                                   ----------------
                                                                                                                       166,306,780
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Actuant Corp., Cl. A 2                                                                                   36,324          2,505,630
-----------------------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                                                 49,500          2,243,340
-----------------------------------------------------------------------------------------------------------------------------------
Barnes Group, Inc.                                                                                       51,308          1,884,543
-----------------------------------------------------------------------------------------------------------------------------------
Cascade Corp.                                                                                             2,100            132,258
-----------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                            77,400          9,284,904
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                              35,000          5,421,500
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                              22,700          2,101,566
-----------------------------------------------------------------------------------------------------------------------------------
EnPro Industries, Inc. 1                                                                                 65,300          2,677,953
-----------------------------------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                                                   60,800          2,196,704
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                                                                           67,700          3,408,695
-----------------------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1                                                                                   30,520          1,988,988
-----------------------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                                 37,400          1,344,904
-----------------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                                    76,550          6,152,324
-----------------------------------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc.                                                                                    44,970          3,251,331
-----------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                                18,110          1,834,543
-----------------------------------------------------------------------------------------------------------------------------------
Tennant Co.                                                                                              21,478          1,012,902
-----------------------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                                           26,510          1,475,547
                                                                                                                   ----------------
                                                                                                                        48,917,632
-----------------------------------------------------------------------------------------------------------------------------------
MARINE--0.1%
American Commercial Lines, Inc. 1,2                                                                      22,300            332,493
-----------------------------------------------------------------------------------------------------------------------------------
Excel Maritime Carriers Ltd.                                                                             34,320          2,422,649
-----------------------------------------------------------------------------------------------------------------------------------


                  9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MARINE CONTINUED
Horizon Lines, Inc., Cl. A 2                                                                             72,600    $     2,283,996
                                                                                                                   ----------------
                                                                                                                         5,039,138
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Avis Budget Group, Inc. 1                                                                                 2,900             60,523
-----------------------------------------------------------------------------------------------------------------------------------
Con-way, Inc.                                                                                            49,400          2,104,934
-----------------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc.                                                                                    33,900          1,426,851
                                                                                                                   ----------------
                                                                                                                         3,592,308
-----------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Applied Industrial Technologies, Inc.                                                                    45,800          1,623,610
-----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                       7,926            712,706
                                                                                                                   ----------------
                                                                                                                         2,336,316
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--28.8%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.5%
ADC Telecommunications, Inc. 1                                                                          194,800          3,642,760
-----------------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                            132,210          3,182,295
-----------------------------------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc. 1                                                                                70,930          2,879,049
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                                                 3,248,100        107,382,186
-----------------------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                                                        29,300          1,382,081
-----------------------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1                                                                       53,560          2,905,630
-----------------------------------------------------------------------------------------------------------------------------------
Dycom Industries, Inc. 1                                                                                 97,930          2,766,523
-----------------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                                                                 57,500          1,215,550
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                                568,400         20,462,400
-----------------------------------------------------------------------------------------------------------------------------------
MasTec, Inc. 1                                                                                           92,550          1,461,365
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                        1,033,600         19,421,344
-----------------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                                                        98,200          2,685,770
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                        1,709,000         73,025,570
-----------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1                                                                                           52,400          1,598,200
                                                                                                                   ----------------
                                                                                                                       244,010,723
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.3%
Apple, Inc. 1                                                                                           303,600         57,668,820
-----------------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                                  140,700          1,338,057
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                            695,400         21,279,240
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                                           1,091,500         27,713,185
-----------------------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                                                          167,810          3,634,765
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                   1,973,100        101,969,808
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                   785,700         91,235,484
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                                                     37,400          1,570,426
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                              46,700          1,288,453
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                                                59,250          1,865,783
-----------------------------------------------------------------------------------------------------------------------------------
Palm, Inc. 2                                                                                            207,300          1,869,846
-----------------------------------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                                                          264,100          4,101,473
-----------------------------------------------------------------------------------------------------------------------------------
Seagate Technology                                                                                      128,400          3,574,656
-----------------------------------------------------------------------------------------------------------------------------------
Synaptics, Inc. 1,2                                                                                      63,310          3,440,899
-----------------------------------------------------------------------------------------------------------------------------------
Teradata Corp. 1                                                                                         28,100            801,693
-----------------------------------------------------------------------------------------------------------------------------------


                 10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
Western Digital Corp. 1                                                                                  73,400    $     1,902,528
                                                                                                                   ----------------
                                                                                                                       325,255,116
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Agilent Technologies, Inc. 1                                                                            530,500         19,548,925
-----------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                                32,900          1,315,342
-----------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                            44,220          1,844,858
-----------------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                                                                               97,200          2,940,300
-----------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                                                                         5,700            236,322
-----------------------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                                                                          2,800             35,112
-----------------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.                                                                               26,300            853,172
-----------------------------------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                                                                         37,220          2,926,236
-----------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                                                     775,200          1,713,192
-----------------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                                        92,100          3,622,293
-----------------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                                          83,400          3,156,690
                                                                                                                   ----------------
                                                                                                                        38,192,442
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.2%
Digital River, Inc. 1                                                                                    71,800          3,809,708
-----------------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                                        24,700            195,377
-----------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                                                            447,200         16,143,920
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                                    82,400         58,256,800
-----------------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                                         98,330          3,312,738
-----------------------------------------------------------------------------------------------------------------------------------
Omniture, Inc. 1                                                                                         86,300          2,948,008
-----------------------------------------------------------------------------------------------------------------------------------
Open Text Corp. 1                                                                                        66,450          2,073,240
-----------------------------------------------------------------------------------------------------------------------------------
United Online, Inc.                                                                                     178,190          3,136,144
-----------------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                                                      161,210          4,383,300
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                                         56,500          1,926,085
                                                                                                                   ----------------
                                                                                                                        96,185,320
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.1%
Accenture Ltd., Cl. A                                                                                   477,800         18,658,090
-----------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp.                                                                                             21,100            277,254
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                                                              32,100          1,626,186
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                                                                            21,000          1,688,400
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                                         383,000         18,981,480
-----------------------------------------------------------------------------------------------------------------------------------
Broadridge Financial Solutions, Inc.                                                                    105,000          2,100,000
-----------------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                                                                        54,600          2,940,210
-----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                                44,910          2,622,295
-----------------------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                                        60,700          1,112,631
-----------------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                                        28,800            591,264
-----------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1                                                                                      20,100          1,702,671
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                           607,800         13,122,402
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                             33,000          1,521,960
-----------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                                                                                   23,800            521,220
-----------------------------------------------------------------------------------------------------------------------------------
Heartland Payment Systems, Inc. 2                                                                        91,600          2,748,000
-----------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 1                                                                                29,900          1,054,872
-----------------------------------------------------------------------------------------------------------------------------------


                 11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                                            69,200    $     2,751,392
-----------------------------------------------------------------------------------------------------------------------------------
MasterCard, Inc., Cl. A                                                                                  36,100          6,842,755
-----------------------------------------------------------------------------------------------------------------------------------
Maximus, Inc.                                                                                            51,962          2,490,019
-----------------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                                       153,880          1,878,875
-----------------------------------------------------------------------------------------------------------------------------------
SAIC, Inc. 1                                                                                             52,300          1,030,833
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                                                         82,700          2,270,942
-----------------------------------------------------------------------------------------------------------------------------------
Syntel, Inc.                                                                                             57,900          2,465,382
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp. 1                                                                                          222,100          1,350,368
                                                                                                                   ----------------
                                                                                                                        92,349,501
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Xerox Corp. 1                                                                                           926,000         16,149,440
-----------------------------------------------------------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A 1                                                                         4,626            180,830
                                                                                                                   ----------------
                                                                                                                        16,330,270
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.2%
Advanced Energy Industries, Inc. 1                                                                       22,100            353,600
-----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1                                                                                259,520          2,940,362
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                    177,750          5,947,515
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                                 963,900         18,718,938
-----------------------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                                           207,400          1,014,186
-----------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                                             88,085          2,831,052
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                                                  72,200          2,350,110
-----------------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc. 1                                                                               161,550          2,096,919
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1                                                                           63,900          2,535,552
-----------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                                            74,510          3,166,675
-----------------------------------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                                                        273,500          2,497,055
-----------------------------------------------------------------------------------------------------------------------------------
FEI Co. 1,2                                                                                              89,360          2,592,334
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                                     80,300          1,078,429
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                           2,042,200         54,935,180
-----------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                                    53,400          1,620,156
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                         30,500          1,605,825
-----------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                                     30,210          1,516,542
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp. 2                                                                                56,300          1,859,026
-----------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc.                                                                                            116,500          1,054,325
-----------------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                                                                  77,100          1,548,168
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                             87,800          2,207,292
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                                 57,410          1,631,018
-----------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                                          391,900         13,865,422
-----------------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                                                                164,790          1,680,858
-----------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc. 1                                                                                      389,690          3,511,107
-----------------------------------------------------------------------------------------------------------------------------------
Rambus, Inc. 1                                                                                           19,500            385,905
-----------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc. 1,2                                                                              437,740          2,722,743
-----------------------------------------------------------------------------------------------------------------------------------
Semtech Corp. 1                                                                                         162,590          2,781,915
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Designs, Inc. 1                                                                                    41,800          2,456,586
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                                             88,100          3,849,970
-----------------------------------------------------------------------------------------------------------------------------------


                  12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                                                                        110,240    $     3,286,254
-----------------------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1,2                                                                            350,100          3,227,922
-----------------------------------------------------------------------------------------------------------------------------------
Standard Microsystems Corp. 1                                                                            32,300          1,259,700
-----------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                                                        124,900          1,541,266
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                                 716,900         23,370,940
-----------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                                        26,000          1,196,520
-----------------------------------------------------------------------------------------------------------------------------------
Verigy Ltd. 1                                                                                            86,373          1,985,715
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                             90,900          2,217,960
-----------------------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                                           137,210          3,498,855
                                                                                                                   ----------------
                                                                                                                       188,939,897
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.3%
Activision, Inc. 1                                                                                       59,100          1,397,715
-----------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. 1                                                                                   258,200         12,367,780
-----------------------------------------------------------------------------------------------------------------------------------
Advent Software, Inc. 1,2                                                                                53,400          2,954,622
-----------------------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                                                            26,900          1,043,989
-----------------------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1                                                                                196,120          3,420,333
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                                         44,050          2,154,045
-----------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                                      92,200          1,558,180
-----------------------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                                          51,400          1,385,230
-----------------------------------------------------------------------------------------------------------------------------------
Blackboard, Inc. 1                                                                                       62,200          3,103,780
-----------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                                     58,030          1,963,735
-----------------------------------------------------------------------------------------------------------------------------------
CA, Inc.                                                                                                113,900          3,012,655
-----------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                                           60,100          1,177,960
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 1                                                                 36,300            916,938
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                                   44,600          1,917,354
-----------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                                           27,200          1,368,976
-----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                                       185,500          1,855,000
-----------------------------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1                                                                              51,130          1,842,725
-----------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                                         56,030          2,124,658
-----------------------------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                                         127,100          3,713,862
-----------------------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                                                     180,400          3,081,232
-----------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                                           53,200          1,711,444
-----------------------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1                                                                                 287,700          3,248,133
-----------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                           45,560          1,883,906
-----------------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                                   21,220          1,524,020
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                       4,181,446        153,919,027
-----------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                                             31,500          3,097,395
-----------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                                          171,800          1,298,808
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                                        1,333,900         29,572,563
-----------------------------------------------------------------------------------------------------------------------------------
Progress Software Corp. 1                                                                                35,200          1,151,392
-----------------------------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                                                   61,900          1,077,060
-----------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                                                          75,820          1,636,954
-----------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                                                                   25,700          1,448,709
-----------------------------------------------------------------------------------------------------------------------------------


                  13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                                                        648,800    $    12,184,464
-----------------------------------------------------------------------------------------------------------------------------------
Synchronoss Technologies, Inc. 1                                                                         54,400          2,176,000
-----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                         77,000          2,176,020
-----------------------------------------------------------------------------------------------------------------------------------
The9 Ltd., ADR 1                                                                                         11,600            368,300
-----------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                                                             134,570          3,645,501
-----------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                                                  346,980          3,185,276
-----------------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1                                                                    19,800            683,298
-----------------------------------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1                                                                40,100          1,060,244
-----------------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                                               95,300          1,192,203
                                                                                                                   ----------------
                                                                                                                       280,601,486
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.9%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.8%
Arch Chemicals, Inc.                                                                                     56,300          2,568,406
-----------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                            25,640          1,505,581
-----------------------------------------------------------------------------------------------------------------------------------
Celanese Corp., Series A                                                                                 58,760          2,465,570
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                                  148,900          6,706,456
-----------------------------------------------------------------------------------------------------------------------------------
Ferro Corp.                                                                                               1,400             29,008
-----------------------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                                       114,170          3,360,023
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                                    49,100          2,329,795
-----------------------------------------------------------------------------------------------------------------------------------
Mosaic Co. (The) 1                                                                                       41,100          2,868,780
-----------------------------------------------------------------------------------------------------------------------------------
Olin Corp.                                                                                              145,560          3,315,857
-----------------------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1,2                                                                                       60,000          3,178,800
-----------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                                                                      19,691            903,620
-----------------------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp.                                                                              57,040          1,704,926
-----------------------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1                                                                                 37,010          1,365,299
-----------------------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                                                    124,550          3,686,680
                                                                                                                   ----------------
                                                                                                                        35,988,801
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Graphic Packaging Corp. 1                                                                                26,300            129,396
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                                                   41,500          1,843,430
-----------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                               52,300          1,665,232
-----------------------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                                                     94,930          2,768,159
-----------------------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                                    25,500          1,391,535
                                                                                                                   ----------------
                                                                                                                         7,797,752
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
AK Steel Holding Corp. 1                                                                                 28,330          1,420,183
-----------------------------------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1                                                                       19,500            941,850
-----------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                               12,010          1,740,369
-----------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1                                                                                   58,370          3,396,550
-----------------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                                     79,010          2,916,259
-----------------------------------------------------------------------------------------------------------------------------------
Haynes International, Inc. 1                                                                              1,700            148,784
-----------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1                                                                                      324,280          3,119,574
-----------------------------------------------------------------------------------------------------------------------------------
Metal Management, Inc.                                                                                   18,600            977,802
-----------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                             218,000         13,520,360
-----------------------------------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                                             73,050          3,008,930
-----------------------------------------------------------------------------------------------------------------------------------


                  14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Reliance Steel & Aluminum Co.                                                                            10,900    $       636,015
-----------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp. 2                                                                                 124,500         17,392,650
-----------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                                     36,210          1,927,096
-----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                83,155          8,972,425
-----------------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                                            134,400          3,360,000
                                                                                                                   ----------------
                                                                                                                        63,478,847
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
International Paper Co.                                                                                 496,000         18,332,160
-----------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                         37,400          2,839,034
                                                                                                                   ----------------
                                                                                                                        21,171,194
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.3%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.                                                                                            1,277,705         53,395,292
-----------------------------------------------------------------------------------------------------------------------------------
Cbeyond, Inc. 1                                                                                          64,220          2,512,286
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                         45,530          2,005,597
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                                                 589,130          3,193,085
-----------------------------------------------------------------------------------------------------------------------------------
Cogent Communications Group, Inc. 1,2                                                                   113,820          3,150,538
-----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                             33,591          1,777,636
-----------------------------------------------------------------------------------------------------------------------------------
NTELOS Holdings Corp.                                                                                    75,100          2,267,269
-----------------------------------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 1                                                                         45,000            741,600
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                                                            2,097,700         15,061,486
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                            599,800         27,632,786
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                         67,400            906,530
                                                                                                                   ----------------
                                                                                                                       112,644,105
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Alltel Corp.                                                                                            176,100         12,529,515
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp. 1                                                                       118,900          1,217,536
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                   1,110,928         18,996,869
-----------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1                                                                              106,265          1,773,563
-----------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                                           28,200          1,968,360
                                                                                                                   ----------------
                                                                                                                        36,485,843
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.2%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.0%
Otter Tail Corp.                                                                                          7,000            242,480
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.0%
Canadian Hydro Developers, Inc. 1                                                                       215,000          1,488,488
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Northwest Natural Gas Co.                                                                                62,870          3,028,448
-----------------------------------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                                                       96,410          3,270,213
                                                                                                                   ----------------
                                                                                                                         6,298,661
                                                                                                                   ----------------
Total Common Stocks (Cost $3,793,268,220)                                                                            4,439,010,193
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.20% 4,5
(Cost $16,771,556)                                                                                   16,771,556         16,771,556


                  15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.4% 6
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.29% in joint repurchase agreement (Principal
Amount/Value $2,000,000,000, with a maturity value of $2,000,273,889) with Bank of America NA, 4.93%, dated 10/31/07, to be repurchased at $105,744,229 on
11/1/07, collateralized by U.S. Agency Mortgages, 5%-6%, 5/1/33-6/1/37, with a
value of $2,040,000,000 (Cost $105,729,750)                                                         $ 105,729,750   $  105,729,750
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,915,769,526)                                                           102.4%   4,561,511,499
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (2.4)    (107,974,756)

                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $4,453,536,743
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of October 31, 2007 was $419,003, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

4. Rate shown is the 7-day yield as of October 31, 2007.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS          GROSS               SHARES
                                                         JULY 31, 2007     ADDITIONS     REDUCTIONS     OCTOBER 31, 2007
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          43,273,511   260,978,229    287,480,184           16,771,556

                                                                                                                DIVIDEND
                                                                                              VALUE               INCOME
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                     $ 16,771,556   $          327,296

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-


                  16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                    ACQUISITION                  VALUATION AS OF     UNREALIZED
SECURITY                   DATE        COST     OCTOBER 31, 2007   DEPRECIATION
--------------------------------------------------------------------------------
Tusk Energy Corp.      11/15/04   $ 463,330   $          419,003   $     44,327


                  17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of October 31, 2007, the Fund had on loan securities valued at $103,738,981, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $105,734,569 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                            $      3,932,811,176
                                                          =====================

Gross unrealized appreciation                             $        723,400,127
Gross unrealized depreciation                                      (94,699,804)
                                                          ---------------------
Net unrealized appreciation                               $        628,700,323
                                                          =====================


                  18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007